SEMIANNUAL REPORT
--------------------------------------------------------------------------------


                                [Graphic Omitted]

                                   California

                                    Tax-Free

                                  Income Fund

                               FEBRUARY 28, 1999

                           [Logo] JOHN HANCOCK FUNDS
                                  A Global Investment Management Firm

================================================================================

                                    TRUSTEES
                            Edward J. Boudreau, Jr.
                                Stephen L. Brown
                                James F. Carlin
                             William H. Cunningham*
                                Ronald R. Dion*
                              Harold R. Hiser, Jr.
                                Anne C. Hodsdon
                               Charles L. Ladner
                              Leo E. Linbeck, Jr.
                             Steven R. Pruchansky*
                              Richard S. Scipione
                     Lt. Gen. Norman H. Smith, USMC (Ret.)
                                 John P. Toolan
                        *Members of the Audit Committee

                                    OFFICERS
                            Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                                Anne C. Hodsdon
                       President, Chief Operating Officer
                          and Chief Investment Officer
                                 Osbert M. Hood
                           Senior Vice President and
                            Chief Financial Officer
                                Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                               Thomas H. Connors
                     Vice President and Compliance Officer

                                   CUSTODIAN
                        Investors Bank and Trust Company
                              200 Clarendon Street
                          Boston, Massachusetts 02116

                                 TRANSFER AGENT
                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               INVESTMENT ADVISER
                          John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                             PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 LEGAL COUNSEL
                               Hale and Dorr LLP
                                60 State Street
                        Boston, Massachusetts 02109-1803
                  -------------------------------------------

================================CHAIRMAN'S MESSAGE==============================

DEAR FELLOW SHAREHOLDERS:

         Nineteen ninety-eight was a year that gave even veteran financial market investors pause - and not a little heartburn. The stock market produced a record fourth straight year of double-digit returns, but volatility was breathtaking along the way. With the exception of the U.S. Treasury market, even bonds - considered a safer alternative to stocks - went on a roller coaster ride.

         But there was one clear lesson from 1998: that sticking out the tough times paid off. After reaching new highs last July, stocks plunged in August in one of their worst sell-offs in years. The average U.S. diversified-equity mutual fund fell 16.8% in the month of August alone. For many mutual fund investors, it was the largest one-month loss they had ever experienced, since the average equity fund had only had three such double-digit monthly losses in the previous 20 years, most recently in October 1987. But, in a dramatic reversal of fortune, the market staged a stunning rebound in the fourth quarter. The average U.S. diversified-equity fund made up all its August lost ground and then some, returning 18.8% between October and December. The final result for the year: an average 14.52% return, as calculated by Lipper, Inc.

--------------------------------------------------------------------------------
[A 1" x 1" photo of Edward J. Boudreau, Jr., Chairman and Chief Executive Officer, flush right next to second paragraph.]
--------------------------------------------------------------------------------

         Given the dramatic swings, investors who tried to time the market's ups and downs encountered a sharp whipsaw. We are very encouraged to report that an overwhelming majority of mutual fund investors sat tight during last summer's discontent; some even used the market's drop to pick up bargains. It was a clear sign that long-term investors are willing to accept the reality of shorter-term volatility.

         In the first two months of 1999, the financial markets showed more stability and the Dow Jones Industrial Average approached record highs. While volatility remains on many investors' minds, at this time of year thoughts also turn to more taxing matters. In our view, now is a perfect time to focus on how much of your hard-earned money you are able to keep. Part of a good tax-planning strategy should involve a review of your portfolio to ensure that you are taking advantage of all available ways to minimize and defer your tax payments - in an effort to maximize investment returns.

         We encourage you to work with your investment professional to consider the various options. These include focusing on tax-exempt funds, contributing the maximum to retirement plans, establishing or adding to IRAs and funding a variable annuity. After all, while it's every American's responsibility to pay taxes, there's no reason to pay more than your fair share.

Sincerely,

/s/Edward J. Boudreau, Jr.
--------------------------
EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

                 By Dianne Sales, CFA, Barry H. Evans, CFA, and
                  Frank A. Lucibella, CFA, Portfolio Managers

                            John Hancock California
                              Tax-Free Income Fund

                     Supply pressures hold municipals back,
                      then ease at end of six-month period

Supply and demand were once again the primary factors affecting municipal bond performance during the past six months. From September through year end, a glut of municipal bonds flooded the market - a trend that characterized much of 1998. In fact, the supply of new municipal bonds increased more than 40% in 1998 versus 1997, making it the second strongest year of municipal bond issuance on record. This heavy influx of new bonds, due to continued low interest rates, put downward pressure on prices. The net result was that municipal bonds underperformed U.S. Treasuries for most of 1998 and reached their most attractive price levels versus Treasuries in almost five years. The one bright spot was that many non-traditional buyers crossed over into the tax-exempt market to take advantage of these incredible values. These so-called "crossover" buyers provided an important source of demand for the flood of new issuance.

         With the start of 1999, however, the tables turned and municipal bonds began to outperform U.S. Treasuries. First, emerging-market concerns faded, taking the "flight to quality" premium out of Treasuries. At the same time, worries about stronger-than-expected U.S. economic growth pushed interest rates up and bond prices down. In contrast, municipal bonds were already at such low price levels that they had much less downside risk than Treasuries.

--------------------------------------------------------------------------------
[A 3 1/2" x 2 1/2" photo at bottom right side of page of John Hancock California Tax-Free Income Fund. Caption below reads "Fund management team members (l-r):
Barry Evans, Mike Roye, Dianne Sales, Frank Lucibella and Holly Morris."]
--------------------------------------------------------------------------------

"...heavy influx of new bonds...put downward pressure on prices."

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              John Hancock Funds - California Tax-Free Income Fund

"...we've maintained a strong emphasis on call protection..."

--------------------------------------------------------------------------------
[Pie chart at top left hand column with heading "Portfolio Diversification." The chart is divided into eleven sections (from top to left): Water & Sewer 11%, Education 11%, Health 19%, Other 27%, Lease 2%, General Obligation 3%, Authority 4%, Housing 4%, Electric Power 5%, Correctional Facility 5% and Transportation 9%. A note below the chart reads "As a percentage of net assets on February 28, 1999."]
--------------------------------------------------------------------------------

Finally, municipal-bond issuance declined dramatically in January and February, eliminating the supply pressures experienced in 1998. As a result, municipal investors saw their holdings handily outperform in early 1999.

Performance scorecard

For the six months ended February 28, 1999, John Hancock California Tax-Free Income Fund's Class A and Class B shares returned 2.21% and 1.84%, respectively, at net asset value. By comparison, the average California municipal bond fund returned 2.09%, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for longer-term performance information.

--------------------------------------------------------------------------------
[Table at bottom of left hand column entitled "Scorecard". The header for the left column is "Investment" and the header for the right column is "Recent Performance...and What's Behind the Numbers". The first listing is San Joaquin Trans. Agency followed by an up arrow with the phrase "Credit upgrade." The second listing is Zero coupon bonds followed by an up arrow with the phrase "High sensitivity to falling interest rates." The third listing is Hospital bonds followed by a down arrow with the phrase "Reimbursement levels flat in the face of rising costs." A note below the table reads "See `Schedule of Investments.' Investment holdings are subject to change."]
--------------------------------------------------------------------------------

         The Fund's performance benefited from excellent credit selection as strong economic growth generated stronger-than-expected revenues, often resulting in credit upgrades. Performance in the first four months of the period also benefited from a somewhat longer duration posture, which provided gains as interest rates fell. Duration measures a fund's sensitivity to interest-rate changes. The longer the duration, the more sensitive the fund's share price.

         Throughout the period, we kept the Fund's duration relatively long in order to take advantage of falling interest rates. However, when rates increased suddenly in the first two months of 1999, our relatively long duration was a slight disadvantage.

Focus on call protection, credit analysis

As we've discussed in past reports, we've maintained a strong emphasis on call protection, which guards a bond from being redeemed by its issuer for a certain period of time. Strong call protection is especially important in periods of falling interest rates, when issuers often try to refinance their bonds at lower interest rates. If a bond gets "called away" or redeemed early, investors are forced to reinvest their money in bonds with lower yields. By focusing on issues with strong call protection, we have been able to maintain the Fund's competitive yield in a falling interest-rate environment.

         Applying our in-depth credit analysis, we continued to search for lower-quality bonds with both attractive yields and improving credit profiles. This strategy served us well, as the gap between yields on higher- and lower-quality bonds continued to narrow. Against this backdrop, several of our lower-quality holdings were big winners. A perfect example was our bonds issued by the San Joaquin Hills Transportation Corridor Agency. This toll-road project took the opportunity to refinance debt, thereby reducing the amount of its interest payments. The Fund benefited as our holdings received a credit upgrade from a rating of BBB to AAA, the highest rating possible. Since our San Joaquin holdings were primarily non-callable, the upgrade occurred without suffering the risk of a bond call.

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================================================================================

              John Hancock Funds - California Tax-Free Income Fund

--------------------------------------------------------------------------------
[Bar chart at top of left hand column with heading "Fund Performance". Under the heading is a note that reads "For the six months ended February 28, 1999." The chart is scaled in increments of 1% with 0% at the bottom and 3% at the top. The first bar represents the 2.21% Total return for John Hancock California Tax-Free Income Fund Class A. The second bar represents the 1.84% total return for John Hancock California Tax-Free Income Fund Class B. The third bar represents the 2.09% total return for Average California municipal bond fund. A note below the chart reads "Total returns for John Hancock California Tax-Free Income Fund are at net asset value with all distributions reinvested. The average California municipal bond fund is tracked by Lipper Analytical Services, Inc. See the following two pages for historical performance information."]
--------------------------------------------------------------------------------

Outlook

Looking ahead, we expect that California's economy will continue to be strong. The state has weathered the Asian financial crisis well, especially given that approximately one third of U.S. exports to Asia come from California. With a new governor in office, we are keeping a close eye on the budget to make sure that the state's strong fiscal situation remains intact. The proposed budget assumes continued strong economic growth and a spend-down of reserves.

         The macroenvironment remains favorable for municipal bonds. Most important, we anticipate that new municipal bond issuance will decline roughly 20% in 1999 as refunding opportunities become more scarce. We've already seen this trend start to take hold in the first two months of this year. Lighter supply should help firm demand from traditional buyers. What's more, municipal bonds still offer very attractive values relative to U.S. Treasuries, meaning they still have plenty of upside potential.

         Despite stronger-than-expected growth in the first few months of this year, there are still no concrete signs of inflation on the horizon. And with most world economies still sluggish, we believe that pricing power will remain limited and, therefore, inflation will stay in check for the foreseeable future. A continued low-inflation environment should provide a positive backdrop for municipal bonds.

         While the bulk of the interest-rate declines are probably over, we don't expect rates to increase significantly in the months ahead, given the positive inflation outlook. However, should economic performance continue to exceed expectations, we will look to trim our duration to a more neutral position. In addition, we will keep a close eye on credit developments in sectors such as electric utilities and health care where we have been selectively weeding out weaker names. Overall, our focus will remain on our tried-and-true investment strategy - looking for value and attractive yield opportunities, thinning exposure to sectors that are vulnerable to widening credit spreads and finally, continuing to maintain strong call protection.
--------------------------------------------------------------------------------

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

1 Figures from Lipper,
Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

"...we expect that California's economy will continue to be strong."

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              John Hancock Funds - California Tax-Free Income Fund

--------------------------------------------------------------------------------
                             A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock California Tax-Free Income Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include a maximum applicable sales charge of 4.50%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus carefully before you invest or send money.


Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

--------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------

For the period ended December 31, 1998

                                                                        SINCE
                                                    One      Five     INCEPTION
                                                    Year     Years    (12/29/89)
                                                   -------  -------    --------
Cumulative Total Returns                            1.85%    29.61%     91.46%
Average Annual Total Returns (1)                    1.85%     5.32%      7.48%

--------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------

For the period ended December 31, 1998


                                                                        SINCE
                                                    One      Five     INCEPTION
                                                    Year     Years    (12/31/91)
                                                   -------  -------    --------
Cumulative Total Returns                            0.85%    28.71%     59.67%
Average Annual Total Returns (1)                    0.85%     5.18%      6.91%

--------------------------------------------------------------------------------
YIELDS
--------------------------------------------------------------------------------

As of February 28, 1999
                                                                      SEC 30-DAY
                                                                        YIELD
                                                                       -------
John Hancock California Tax-Free Income Fund: Class A                   3.76%
John Hancock California Tax-Free Income Fund: Class B                   3.18%



Notes to Performance

(1) The Adviser has voluntarily reduced a portion of the management fee and offset the custodian fees with balance credits during the period. Without the waiver of expenses, the average annual total returns for the one-year, five-year and since inception periods for Class A shares would have been 1.79%, 5.22% and 7.24%, respectively. Without the limitation of expenses, the average annual total returns for one-year, five-year and since inception periods for Class B shares would have been 0.80%, 5.09% and 6.78%, respectively.

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              John Hancock Funds - California Tax-Free Income Fund

--------------------------------------------------------------------------------
                     WHAT HAPPENED TO A $10,000 INVESTMENT
--------------------------------------------------------------------------------

The charts on the right show how much a $10,000 investment in the John Hancock California Tax-Free Income Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Lehman Brothers Municipal Bond Index-an unmanaged index that includes approximately 15,000 bonds and is commonly used as a measure of bond performance. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Line chart with the heading John Hancock California Tax-Free Income Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock California Tax-Free Income Fund, before sales charge, on December 29, 1989, and is equal to $20,136 as of February 28, 1999. The second line represents the Lehman Brothers Municipal Bond Index and is equal to $20,117 as of February 28, 1999. The third line represents the same hypothetical investment made in the John Hancock California Tax-Free Income Fund, after sales charge, and is equal to $19,232 as of February 28, 1999.

Line chart with the heading John Hancock California Tax-Free Income Fund Class B*, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $16,720 as of February 28, 1999. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock California Tax-Free Income Fund on December 31, 1991, before sales charge, and is equal to $16,020 as of February 28, 1999.

*No contingent deferred sales charge applicable.
--------------------------------------------------------------------------------

===============================FINANCIAL STATEMENTS=============================

              John Hancock Funds - California Tax-Free Income Fund

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on February 28, 1999. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
February 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets:
 Investments at value - Note C:
  Tax-exempt long-term bonds (cost - $373,151,800) ............   $ 413,575,331
  Joint repurchase agreement (cost - $3,291,000) ..............       3,291,000
                                                                  -------------
                                                                    416,866,331
Cash ..........................................................             622
Receivable for investments sold ...............................          40,000
Receivable for shares sold ....................................         312,566
Interest receivable ...........................................       5,676,269
Receivable for futures variation margin - Note A ..............          55,781
Other assets ..................................................          85,080
                                                                    -----------
                         Total Assets .........................     423,036,649
                         ------------------------------------------------------

Liabilities:
 Payable for investments purchased ............................       8,490,045
 Payable for shares repurchased ...............................         532,916
 Dividend payable .............................................         123,671
 Payable to John Hancock Advisers, Inc.
  and affiliates - Note B .....................................         240,554
 Accounts payable and accrued expenses ........................          47,390
                                                                    -----------
                         Total Liabilities ....................       9,434,576
                         -------------------------------------------------------

Net Assets:
 Capital paid-in ..............................................     383,466,630
 Accumulated net realized loss on investments and
  financial futures contracts .................................     (10,091,275)
 Net unrealized appreciation of investments and
  financial futures contracts .................................      40,253,858
 Distributions in excess of net investment income .............         (27,140)
                                                                    -----------
                         Net Assets ...........................   $ 413,602,073
                         =======================================================

Net Asset Value Per Share:
 (Based on net asset values and shares of beneficial interest outstanding -- unlimited number of shares authorized with no par value)

  Class A  -- $307,522,333/27,547,555...........................         $11.16
  ==============================================================================
  Class B  -- $106,079,740/9,502,521 ...........................         $11.16
  ==============================================================================
Maximum Offering Price Per Share*

  Class A - ($11.16 x 104.71%) .................................         $11.69
  ==============================================================================

* On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Six months ended February 28, 1999 (Unaudited)
--------------------------------------------------------------------------------
Investment Income:
 Interest ......................................................   $ 11,765,498
                                                                   ------------
 Expenses:
  Investment management fee - Note B ...........................      1,120,831
  Distribution and service fee - Note B
   Class A .....................................................        227,705
   Class B .....................................................        467,859
  Transfer agent fee - Note B ..................................        106,695
  Custodian fee ................................................         55,888
  Financial services fee - Note B ..............................         29,366
  Auditing fee .................................................         18,767
  Trustees' fees ...............................................         12,565
  Registration and filing fees .................................          9,611
  Printing .....................................................          7,617
  Miscellaneous ................................................          5,125
  Legal fees ...................................................          2,107
  Less management fee reduction - Note B........................       (113,548)
                                                                   ------------
                   Total Expenses ..............................      1,950,588
                   -------------------------------------------------------------

                   Less Expense Reductions -
                   Note B ......................................        (32,300)
                   -------------------------------------------------------------

                   Net Expenses ................................       1,918,288
                   -------------------------------------------------------------

                   Net Investment Income .......................       9,847,210
                   -------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments and
Financial Futures Contracts:

 Net realized gain on investments sold .........................         26,358
 Net realized loss on financial futures contracts...............       (209,567)
 Change in net unrealized appreciation/depreciation
  of investments................................................       (812,177)
 Change in net unrealized appreciation/depreciation
  of financial futures contracts................................       (246,962)
                                                                  -------------
                               Net Realized and Unrealized
                               Loss on Investments and
                               Financial Futures Contracts .....     (1,242,348)
                               ------------------------------------------------

                               Net Increase in Net Assets
                               Resulting from Operations........     $8,604,862
                               =================================================

                       SEE NOTES TO FINANCIAL STATEMENTS

================================FINANCIAL STATEMENTS============================

              John Hancock Funds - California Tax-Free Income fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                               SIX MONTHS ENDED
                                             YEAR ENDED        FEBRUARY 28, 1999
                                           AUGUST 31, 1998       (UNAUDITED)
                                          -----------------   ------------------
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income .................     $18,938,054           $9,847,210
 Net realized gain (loss) on
  investments sold and
  financial futures contracts...........       2,038,263             (183,209)
 Change in net unrealized appreciation/
  depreciation of investments and
  financial futures contracts...........      12,987,820           (1,059,139)
                                            ------------         -------------
    Net Increase in Net Assets
     Resulting from Operations..........      33,964,137            8,604,862
                                            ------------         -------------
Distributions to Shareholders:
 Distributions from net investment income
   Class A - ($0.5575 and $0.2795 per
    share, respectively)................     (14,988,439)          (7,625,643)
   Class B - ($0.4749 and $0.2377 per
    share, respectively)................      (4,023,289)          (2,221,567)
                                            -------------        -------------
   Total Distributions to Shareholders..     (19,011,728)          (9,847,210)
                                            -------------        -------------
From Fund Share Transactions - Net:*....       3,443,098           15,788,726
                                            -------------        -------------
Net Assets:
 Beginning of period....................     380,660,188          399,055,695
                                            -------------        -------------
 End of period (including distributions
  in excess of net investment income of
  $27,140 and $27,140, respectively)....    $399,055,695         $413,602,073
                                            =============        =============
* Analysis of Fund Share Transactions:


                                                            SIX MONTHS ENDED
                                      YEAR ENDED            FEBRUARY 28, 1999
                                    AUGUST 31, 1998            (UNAUDITED)
                                  -------------------     --------------------

                                  SHARRES     AMOUNT      SHARES        AMOUNT
                                  -------     ------      ------        ------

CLASS A
 Shares sold.................   2,280,061  $25,129,803   1,866,663  $20,990,142
 Shares issued to
  shareholders in reinvestmen
  of distributions...........     612,940    6,744,970     309,473    3,470,279
                                ---------   ----------   ---------   -----------
                                2,893,001   31,874,773   2,176,136   24,460,421
 Less shares repurchased ....  (3,083,700) (33,902,668) (1,472,250) (16,510,845)
                               ----------- ------------ ----------- ------------
 Net increase (decrease).....    (190,699) ($2,027,895)    703,886   $7,949,576
                               =========== ============ =========== ============
CLASS B
 Shares sold.................   1,962,836  $21,603,294   1,558,423  $17,499,244
 Shares issued to shareholders
  in reinvestment of
  distributions .............     167,576    1,844,388      89,083      998,818
                                ---------   ----------   ---------   -----------
                                2,130,412   23,447,682   1,647,506   18,498,062
 Less shares repurchased.....  (1,633,760) (17,976,689)   (950,952) (10,658,912)
                               ----------- ------------  ---------- ------------
 Net increase................     496,652   $5,470,993     696,554   $7,839,150
                               =========== ============  ========== ============

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

                       SEE NOTES TO FINANCIAL STATEMENTS

===============================FINANCIAL STATEMENTS=============================

              John Hancock Funds - California Tax-Free Income Fund

Financial Highlights
Selected data for each share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are as follows:
--------------------------------------------------------------------------------



                                                                             PERIOD FROM                            SIX MONTHS ENDED
                                               YEAR ENDED DECEMBER 31,                        YEAR ENDED AUGUST 31,
                                            ----------------------------  JANUARY 1, 1996 TO  -------------------  FEBRUARY 28, 1999

                                             1993     1994(1)    1995     AUGUST 31, 1996(9)  1997         1998       (UNAUDITED)
                                             ----     -------    ----     ------------------  ----         ----       -----------

CLASS A
Per Share Operating Performance
 Net Asset Value, Beginning of Period....   $10.41    $10.85     $9.28         $10.69         $10.36       $10.77        $11.19
                                           -------   -------    ------        -------        -------      -------       -------

 Net Investment Income                        0.62      0.58      0.57(2)        0.39(2)        0.57(2)      0.56(2)       0.28(2)
 Net Realized and Unrealized Gain (Loss)
   on Investments and Financial Futures
   Contracts.............................     0.76     (1.57)     1.41          (0.33)          0.41         0.42         (0.03)
                                           -------   -------    ------        -------        -------      -------       -------

   Total from Investment Operations......     1.38     (0.99)     1.98           0.06           0.98         0.98          0.25
                                           -------   -------    ------        -------        -------      -------       -------

Less Distributions:
Dividends from Net Investment Income.....    (0.62)    (0.58)    (0.57)         (0.39)         (0.57)       (0.56)        (0.28)
Distributions from Net Realized Gain on
 Investments Sold and Financial Futures
 Contracts...............................    (0.32)       -        -               -             -            -              -
                                           -------    -------   --------       --------       -------      -------       --------

 Total Distributions.....................    (0.94)    (0.58)    (0.57)         (0.39)         (0.57)       (0.56)       (0.28)
                                             ------    ------    ------         ------         ------       ------       ------

 Net Asset Value, End of Period..........   $10.85     $9.28    $10.69         $10.36         $10.77       $11.19       $11.16
                                           =======   =======  ========        ========      ========      =======      =======
 Total Investment Return at
  Net Asset Value (3)....................   13.60%    (9.31%)   21.88%          0.61%(7)       9.71%        9.32%        2.21%(7)
 Total Adjusted Investment Return at
  Net Asset Value (3,4)..................   13.42%    (9.45%)   21.73%          0.55%(7)       9.64%        9.26%        2.17%(7)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) $279,692  $241,583  $309,305       $291,072       $291,167     $300,483    $307,522
 Ratio of Expenses to Average Net Assets.    0.69%     0.75%     0.75%          0.76%(8,10)    0.75%        0.77%(10)   0.76%(8,10)
 Ratio of Adjusted Expenses to
  Average Net Assets (5).................    0.87%     0.89%     0.90%          0.84%(8)       0.82%        0.83%       0.82%(8)
 Ratio of Net Investment Income to
  Average Net Assets                         5.69%     5.85%     5.76%          5.57%(8)       5.42%        5.05%       5.02%(8)
 Ratio of Adjusted Net Investment Income
  to Average Net Assets (5)..............    5.51%     5.71%     5.61%          5.48%(8)       5.35%        4.99%       4.95%(8)
 Portfolio Turnover Rate.................      51%       62%       37%(6)         30%            15%          10%          0%
 Fee Reduction Per Share.................    $0.02     $0.01     $0.01(2)       $0.01(2)       $0.01(2)    $0.01(2)     $0.00(2,11)




The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), dividends and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS

================================FINANCIAL STATEMENTS============================

              John Hancock Funds - California Tax-Free Income Fund

Financial Highlights (continued)
--------------------------------------------------------------------------------


                                                                             PERIOD FROM                            SIX MONTHS ENDED
                                               YEAR ENDED DECEMBER 31,                        YEAR ENDED AUGUST 31,
                                            ----------------------------  JANUARY 1, 1996 TO  -------------------  FEBRUARY 28, 1999

                                             1993     1994(1)    1995     AUGUST 31, 1996(9)  1997         1998       (UNAUDITED)
                                             ----     -------    ----     ------------------  ----         ----       -----------
CLASS B
Per Share Operating Performance
 Net Asset Value, Beginning of Period......  $10.41    $10.85    $9.28          $10.68       $10.36       $10.77         $11.19
                                           --------  --------  -------        --------     --------     --------       --------
 Net Investment Income.....................    0.54      0.51     0.50(2)         0.33(2)      0.49(2)      0.47(2)        0.24(2)
 Net Realized and Unrealized Gain (Loss)
  on Investments and Financial Futures
  Contracts................................    0.76     (1.57)    1.40           (0.31)        0.41         0.42          (0.03)
                                           --------  --------  -------        --------     --------     --------       --------
  Total from Investment Operations.........    1.30     (1.06)    1.90            0.02         0.90         0.89           0.21
                                           --------  --------  -------        --------     --------     --------       --------
 Less Distributions:
 Dividends from Net Investment Income......   (0.54)    (0.51)   (0.50)          (0.34)       (0.49)       (0.47)         (0.24)
 Distributions from Net Realized Gain on
  Investments Sold and Financial Futures
  Contracts................................   (0.32)       -        -               -            -             -             -
                                           --------  --------  -------        --------     --------     --------       --------
  Total Distributions......................   (0.86)   (0.51)    (0.50)          (0.34)       (0.49)       (0.47)         (0.24)
                                           --------  --------  -------        --------     --------     --------       --------
 Net Asset Value, End of Period............  $10.85    $9.28    $10.68          $10.36       $10.77       $11.19         $11.16
                                           ========  ========  =======        ========     ========     ========       ========
 Total Investment Return at
  Net Asset Value (3)......................  12.76%   (9.99%)   20.87%           0.20%(7)     8.88%        8.50%          1.84%(7)
 Total Adjusted Investment Return at
  Net Asset Value (3,4)....................  12.58%  (10.13%)   20.72%           0.14%(7)     8.81%        8.44%          1.80%(7)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted).. $65,437  $77,365   $84,673         $83,253      $89,493      $98,572       $106,080
 Ratio of Expenses to Average Net Assets...   1.44%    1.50%     1.50%          1.52%(8,10)   1.50%        1.52%(10)     1.51%(8,10)
 Ratio of Adjusted Expenses to
  Average Net Assets (5)...................   1.62%    1.64%     1.65%           1.59%(8)     1.57%        1.58%         1.57%(8)
 Ratio of Net Investment Income to
  Average Net Assets.......................   4.82%    5.10%     4.97%           4.81%(8)     4.66%        4.29%         4.27%(8)
 Ratio of Adjusted Net Investment
  Income to Average Net Assets (5).........   4.64%    4.96%     4.82%           4.72%(8)     4.59%        4.23%         4.20%(8)
 Portfolio Turnover Rate...................     51%      62%       37%(6)          30%          15%          10%            0%
 Fee Reduction Per Share...................   $0.02    $0.01    $0.01(2)         $0.01(2)     $0.01(2)     $0.01(2)      $0.00(2,11)

 (1) On December 22, 1994, John Hancock Advisers, Inc., became the investment adviser of the Fund.
 (2) Based on the average of the shares  outstanding at the end of each month.
 (3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
 (4) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
 (5) Unreimbursed, without fee reduction.
 (6) Portfolio turnover excludes merger activity.
 (7) Not annualized.
 (8) Annualized.
 (9) Effective August 31, 1996, the fiscal period end changed from December 31 to August 31.
(10) For the period ended August 31, 1996, the year ended August 31, 1998 and the six months ended February 28, 1999, the ratio of expenses to average net assets for the Fund excludes the effect of expense offsets. If expense offsets were included, the ratio of expenses to average net assets would have been 0.75% for Class A and 1.50% for Class B.
(11) Less than $0.01 per share.


                       SEE NOTES TO FINANCIAL STATEMENTS

=============================FINANCIAL STATEMENTS===============================

              John Hancock Funds - California Tax-Free Income Fund

Schedule of Investments
February 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by California Tax-Free Income Fund on February 28, 1999. It has two main categories: tax-exempt long-term bonds and short-term investments. The tax-exempt long-term bonds are broken down by state. Under each state is a list of the securities owned by the Fund.



                                                                                               PAR VALUE                   YIELD
                                                        INTEREST     MATURITY     CREDIT         (000s        MARKET        AT
STATE, ISSUER, DESCRIPTION                                RATE         DATE       RATING*       OMITTED)      VALUE       MARKET +
--------------------------                                ----         ----       -------       --------      -----       --------


TAX-EXEMPT LONG-TERM BONDS
California (94.46%)

 ABAG Finance Authority for Nonprofit Corps.,
  Cert of Part Nat'l Center for Int'l Schools Proj.....  7.375%      05-01-18       BB+           $4,300    $4,614,889     6.87%
  Cert of Part Peninsula Family YMCA Ser A.............  6.800       10-01-11       A3             1,000     1,057,850     6.43
 Alameda Corridor Transportation Auth,
  Rev Ser 1999 A.......................................   Zero       10-01-32       AAA            5,000       876,650     5.25
 Alameda, County of,
  Cert of Part Cap Projs...............................  6.750       06-01-16       A                500       558,935     6.04
 Anaheim Public Financing Auth,
  Sub Lease Rev 1997 Cap Apprec Ser C
   Anaheim Pub Imp Proj................................   Zero       09-01-18       AAA            3,000     1,112,220     5.15
 Anaheim, City of,
  Cert of Part Ref Reg Rites Convention Ctr............  9.070#      07-16-23       AAA            2,000     2,340,000     7.75
 Antioch Public Financing Authority,
  Reassessment Rev Ser B...............................  5.850       09-02-15       BB+            1,500     1,498,410     5.86
 Arcadia, County of,
  Hosp Rev Methodist Hosp of Southern California.......  6.625       11-15-22       A              1,205     1,307,353     6.11
 Avalon Community Improvement Agency,
  Tax Alloc Community Imp Proj Ser B...................  6.400       08-01-22       A-             1,865     2,066,327     5.78
 Bakersfield Memorial Hospital,
  Hosp Rev Ser A.......................................  6.500       01-01-22       Baa1           2,000     2,193,360     5.93
 Beaumont Unified School District,
  Cert of Part Cap Imp Proj............................  7.700       01-01-21       BBB+           1,000     1,095,080     7.03
 Beverly Hills Public Financing Auth,
  Lease Rev INFLOS.....................................  7.320#      06-01-15       AAA            2,500     2,750,000     6.65
 Bonita Canyon Public Facilities Financing Auth,
  Spec Tax Community Facils Dist No 98-1...............  5.375       09-01-28       BB+            4,000     3,885,920     5.53
 Brentwood Redevelopment Agency,
  Tax Alloc Brentwood Redevel Proj Ser A...............  7.700       11-01-08       BBB              135       140,820     7.38
 Burbank Redevelopment Agency,
  Tax Alloc Golden State Redevel Proj Ser A............  6.000       12-01-23       A-             2,750     2,907,548     5.67
 California Educational Facilities Auth,
  Ref Rev Standford Univ Ser O.........................  5.125       01-01-31       AAA            2,000     2,008,300     5.10
 Rev 1993 Ser B Pooled College & Univ Proj.............  6.125       06-01-09       Baa2           1,000     1,067,590     5.74
  Univ of San Diego Rev Cap Apprec.....................   Zero       10-01-19       Aaa            1,510       527,700     5.17
 California Health Facilities Financing Auth,
  Hosp Rev 1991 Ser A San Diego Hosp Assoc.............  6.950       10-01-21       A                250       276,717     6.28

                       SEE NOTES TO FINANCIAL STATEMENTS

                                       12

==============================FINANCIAL STATEMENTS==============================

              John Hancock Funds - California Tax-Free Income Fund



                                                                                               PAR VALUE                   YIELD
                                                        INTEREST     MATURITY     CREDIT         (000s        MARKET        AT
STATE, ISSUER, DESCRIPTION                                RATE         DATE       RATING*       OMITTED)      VALUE       MARKET +
--------------------------                                ----         ----       -------       --------      -----       --------

California (continued)
 California Health Facilities Financing Auth (cont.),
  Ins Hosp Rev Ser 1990 Children's Hosp San Diego.......  6.500%   07-01-20         AAA            $500      $531,970      6.11%
  Ins Rev Ref Ser A Catholic Healthcare
   West Obligated Group.................................  5.750    07-01-15         AAA           2,000     2,142,060      5.37
  Ins Rev Ser A San Diego Christian Foundation..........  6.250    07-01-12         A             1,135     1,210,432      5.86
  Ins Rev Ser B Hlth Facil Small Facil..................  7.500    04-01-22         A             2,000     2,341,360      6.41
  Rev 1990 Ser A Kaiser Permanente......................  7.000    12-01-10         A               600       651,000      6.45
  Rev Ser 1994A Scripps Research Institute..............  6.300    07-01-09         A1              500       551,960      5.71
  Sec Rev 1991 Ser Hosp of the Good Samaritan...........  7.000    09-01-21         BBB+          2,250     2,388,195      6.59
 California Housing Finance Agency,
  Home Mtg Rev 1989 Ser A...............................  7.625    08-01-09         AA-              10        10,244      7.44
  Home Mtg Rev 1989 Ser B...............................  8.000    08-01-29         AA-              55        56,610      7.77
  Home Mtg Rev 1989 Ser D...............................  7.500    08-01-29         AA-              80        82,386      7.28
  Home Mtg Rev 1990 Ser D...............................   Zero    08-01-20         AA-           5,555     1,071,837      6.15
  Home Mtg Rev 1991 Ser A...............................  7.375    08-01-17         AA-             300       314,484      7.04
  Home Mtg Rev 1994 Ser C...............................  6.650    08-01-14         AA-           1,000     1,067,230      6.23
  Home Mtg Rev 1994 Ser G...............................  7.250    08-01-17         AA-           3,500     3,781,260      6.71
  Hsg Rev 1991 Ser E....................................  7.000    08-01-26         AAA             525       556,295      6.61
 California Pollution Control Financing Auth,
  Poll Control Rev 1991 Ser Southern Calif Edison Co....  6.900    12-01-17         A+              500       546,425      6.31
  Poll Control Rev 1992 Ser A Pacific Gas & Elec Co.....  6.625    06-01-09         AA-             500       549,715      6.03
  Poll Control Rev 1997 Ser A Laidlaw Environmental Proj  6.700    07-01-07         BBB-          2,000     2,086,400      6.42
  Solid Waste Disposal Rev Keller Canyon Landfill Co Proj 6.875    11-01-27         A-            2,000     2,183,260      6.30
 California Rural Home Mortgage Finance Auth,
  Single Family Mtg Rev Ser A Mtg Backed Sec's Prog.....  7.550    11-01-26         AAA             720       807,854      6.73
  Single Family Mtg Rev Ser A Mtg Backed Sec's Prog Step
   Coupon ..............................................  7.750#   05-01-27         AAA             725       821,686      6.84
 California State Public Works Board,
  Lease Rev 1992 Ser A Calif State Univ
   Various Univ Projs...................................  6.700    10-01-17         AAA           1,500     1,690,605      5.94
    Lease Rev 1993 Ser A
   California State Univ Various Community College Proj.  5.625    12-01-18         A             3,700     3,893,880      5.34
  Lease Rev 1994 Ser A
   Dept of Corrections Calif State Prison Monterey County
     (Soledad II) ......................................  6.875    11-01-14         A               500       590,445      5.82
  Lease Rev 1996 Ser A Dept of Corrections..............  5.500    01-01-15         AAA           5,145     5,451,282      5.19
  Lease Rev Ref 1993 Ser A California State Univ
   Various Univ Proj....................................  5.500    06-01-21         A+            1,250     1,296,075      5.30
  Lease Rev Ref 1993 Ser A Depart of Corrections
   Various State Prisons................................  5.000    12-01-19         AAA           5,000     5,077,400      4.92
  Lease Rev Ser A Dept of Corrections...................  5.250    01-01-21         AAA           4,500     4,559,040      5.18
 California Statewide Communities Development Auth,
  Ins Cert of Part United Western Medical Centers.......  6.750    12-01-21         A+            7,500     8,314,725      6.09
  Ins Rev Cert of Part Hlth Facil AIDS Proj Los Angeles.  6.200    08-01-12         A+            1,250     1,326,762      5.84
  Ins Rev Cert of Part Hlth Facil AIDS Proj Los Angeles.  6.250    08-01-22         A+            2,590     2,749,699      5.89
  Ins Rev Cert of Part Hlth Facil Eskaton Properties....  6.700    05-01-11         A             1,250     1,364,612      6.14
  Ins Rev Cert of Part Statewide Univ Northridge Proj...  6.000    04-01-26         AAA           1,620     1,757,408      5.53
  Ins Rev Ref Cert of Part Triad Healthcare Hosp........  6.500    08-01-22         A+           13,000    14,471,860      5.84


                       SEE NOTES TO FINANCIAL STATEMENTS

                                       13

==============================FINANCIAL STATEMENTS==============================

              John Hancock Funds - California Tax-Free Income Fund



                                                                                               PAR VALUE                   YIELD
                                                        INTEREST     MATURITY     CREDIT         (000s        MARKET        AT
STATE, ISSUER, DESCRIPTION                                RATE         DATE       RATING*       OMITTED)      VALUE       MARKET +
--------------------------                                ----         ----       -------       --------      -----       --------


California (continued)
 California, State of,
  GO Ser 1998 ..........................................  4.500%     12-01-21       AAA           $2,000     $1,862,280     4.83%
 California, University of,
  Cert of Part Ref UCLA Central Chiller/
   Cogeneration Proj....................................  5.400      11-01-11       Aa3            1,000      1,028,690     5.25
 Campbell, City of,
  1991 Cert of Part Preref Civic Ctr Proj ..............  6.750      10-01-17       A                155        171,334     6.11
  1991 Cert of Part Unref Bal  Civic Ctr Proj ..........  6.750      10-01-17       A              1,565      1,728,683     6.11
 Capistrano Unified School District,
  Spec Tax of Community Facil Dist 87-1.................  7.500      09-01-07       AAA            3,500      3,652,460     7.19
  Spec Tax of Community Facil Dist 87-1.................  8.375      10-01-20       AAA            3,000      3,303,270     7.61
  Spec Tax of Community Facil Dist 92-1.................  7.000      09-01-18       BBB-           1,500      1,728,105     6.08
  Spec Tax of Community Facil Dist 92-1.................  7.100      09-01-21       BBB-           2,250      2,752,965     5.80
 Carlsbad, City of,
  Imp Bond Act of 1915 Assessment Dist No 96-1..........  5.500      09-02-28       BB+            1,200      1,186,176     5.56
 Carson Redevelopment Agency,
  Tax Alloc Ser 1992 Area No 1 Redevel Proj.............  6.375      10-01-12       BBB+             500        532,255     5.99
 Castaic Lake Water Agency,
  Cert of Part Ser 1990 Wtr Sys Imp Proj................  7.350      08-01-20       AAA              200        215,738     6.81
 Center Unified School District,
  GO Cap Apprec Ser C...................................   Zero      09-01-16       AAA            2,145        901,672     5.01
 Central Coast Water Auth,
  Rev State Wtr Proj Regional Facil Ser 1992............  6.600      10-01-22       AAA            3,700      4,157,727     5.87
 Central Valley Financing Auth,
  Cogeneration Proj Rev Carson Ice-Gen Proj Ser 1993....  6.100      07-01-13       BBB-           3,300      3,674,253     5.48
  Cogeneration Proj Rev Carson Ice-Gen Proj Ser 1993....  6.200      07-01-20       BBB-           1,000      1,117,400     5.55
 Clearlake Redevelopment Agency,
  Tax Alloc Highlands Park Community Devel Proj.........  6.400      10-01-23       BBB              500        531,910     6.02
 Corona Community Facilities District 97-2,
  Special Tax Rev.......................................  5.875      09-01-23       BB+            1,500      1,493,235     5.90
 Costa Mesa Public Financing Auth,
  1991 Local Agency Rev Ser A...........................  7.100      08-01-21       BBB              220        234,225     6.67
 Cucamonga School District,
  Cert of Part..........................................  7.600      12-01-15       Baa            1,000      1,055,380     7.20
 Davis Redevelopment Agency,
  Tax Alloc Ref Davis Redevel Proj......................  7.000      09-01-24       AAA            5,115      5,830,793     6.14
 Del Mar Race Track Auth,
  Rev Ref Ser 1996......................................  6.000      08-15-06       BBB            2,240      2,381,030     5.64
  Rev Ref Ser 1996......................................  6.200      08-15-11       BBB            1,865      2,019,105     5.73
 Delano, City of,
  Cert of Part..........................................  7.000      04-01-10       BBB+           2,000      2,106,200     6.65
 Desert Hospital District,
  Hosp Rev Cert of Part Ser 1990 Desert Hosp Corp Proj..  8.000      07-01-10       AAA              300        325,155     7.38
 Duarte, City of,
  Cert of Part City of Hope Nat'l Medical Center Proj...  6.250      04-01-23       Baa1          14,000     14,901,180     5.87
 East Bay Municipal Utility District,
  Wastewater Treatment Sys Rev Ref......................  7.270#     06-01-20       AAA            6,000      6,472,500     6.74
 Elk Grove Unified School District,
  Community Facil Dist 1 Spec Tax Cap Apprec............   Zero%     12-01-16       AAA           $2,780      1,111,083     5.23


                       SEE NOTES TO FINANCIAL STATEMENTS

                                       14

==============================FINANCIAL STATEMENTS==============================

              John Hancock Funds - California Tax-Free Income Fund



                                                                                               PAR VALUE                   YIELD
                                                        INTEREST     MATURITY     CREDIT         (000s        MARKET        AT
STATE, ISSUER, DESCRIPTION                                RATE         DATE       RATING*       OMITTED)      VALUE       MARKET +
--------------------------                                ----         ----       -------       --------      -----       --------


California (continued)
 Encinitas Public Finance Auth,
  Cert of Part Ser A Civic Ctr Proj.....................   6.750     12-01-11       A-            1,300     1,441,219      6.09%
 Fairfield Public Financing Auth,
  1995 Rev Ser A Pennsylvania Ave Storm Drainage Proj...   6.500     08-01-21       A-            1,085     1,180,545      5.97
 Fontana Public Financing Auth,
  Tax Alloc Rev 1990 Ser A North Fontana Redevel Proj...   7.250     09-01-20       BBB             325       342,443      6.88
  Tax Alloc Rev Sub Lien 1991 Ser A North Fontana
   Redevel Proj.........................................   7.750     12-01-20       AA              195       220,902      6.84
 Foothill/Eastern Transportation Corridor Agency,
  Toll Rd Rev Fixed Rate Current Int Ser 1995A..........   6.500     01-01-32       BBB-          1,665     1,857,341      5.83
  Toll Rd Rev Fixed Rate Current Int Ser 1995A..........   6.000     01-01-34       BBB-         14,775    15,782,507      5.62
 Fremont Public Finance Auth,
  Rev Ser A ............................................   5.500     09-02-10       BB+           2,905     2,936,025      5.44
 Fresno Joint Powers Financing Auth,
  Rev Ser A ............................................   6.550     09-02-12       BBB           2,000     2,171,220      6.03
 Fresno, City of,
  Hlth Facil Rev Ser 1991 Saint Agnes Medical Center....   6.625     06-01-21       AA              250       278,510      5.95
 Industry Urban-Development Agency,
  Tax Alloc Ref Trans Dist Proj 3.......................   6.900     11-01-16       A-            1,020     1,112,157      6.33
 Inglewood, City of,
  Cert of Part Civic Ctr Imp Proj.......................   7.000     08-01-19       BBB-          1,000     1,067,920      6.55
 Irvine, City of,
  Imp Board Act of 1915 Assessment Dist 95-12 Ser B.....   6.550     09-02-21       BB+           1,000     1,062,280      6.17
  Mobile Home Park Rev Ser A Meadows Mobile Home Park...   5.700     03-01-28       BBB-          1,930     1,940,962      5.67
 Irwindale Community Redevelopment Agency,
  Sub Lien Tax Alloc Industrial Devel Proj..............   7.050     06-01-26       BBB           2,750     3,053,820      6.35
 Lincoln Redevelopment Agency,
  Tax Alloc Lincoln Redevel Proj .......................   7.650     08-01-17       BBB+            745       832,523      6.85
 Long Beach, City of,
  Harbor Rev Ref Ser A .................................   6.000     05-15-18       AAA           2,660     3,007,103      5.31
 Los Alamitos Unified School District,
  Spec Tax of Community Facil Dist 90-1.................   7.150     08-15-21       Baa1          6,005     6,649,637      6.46
 Los Angeles Community Facilities District,
  Spec Tax No 3 Cascades Business Park Proj.............   6.400     09-01-22       BB+           1,000     1,044,800      6.13
 Los Angeles Community Redevelopment Financing Auth,
  Rev Multi-Family Ser A Grand Central Square...........   5.850     12-01-26       BB            2,000     2,008,100      5.83
 Los Angeles Department of Airports,
  Airport Rev AMT Ser A
   Ontario International Airport Proj...................   6.000     05-15-26       AAA           2,000     2,159,000      5.56
 Los Angeles Department of Water and Power,
  Elec Plant Rev Ref 2nd Iss of 1993....................   5.400     11-15-12       A+            1,000     1,047,250      5.16
 Los Angeles Public Works Financing Auth,
  Rev Regional Park & Open Space Dist A.................   6.000     10-01-15       AA            3,750     4,247,475      5.30
 Los Angeles, County of,
  Cert of Part Disney Parking Proj......................   6.500     03-01-23       BBB           2,000     2,243,220      5.80
 Los Angeles, County of (cont.),
  Cert of Part Reg Linked SAVRS & RIBS Ref Proj.........   6.708%#   06-01-15       BBB          $1,200    $1,297,452      6.20
 Rev Ser B AMT Harbor Proj..............................   6.000     08-01-15       AA            2,000     2,162,500      5.55


                       SEE NOTES TO FINANCIAL STATEMENTS

                                       15


==============================FINANCIAL STATEMENTS==============================

              John Hancock Funds - California Tax-Free Income Fund



                                                                                               PAR VALUE                   YIELD
                                                        INTEREST     MATURITY     CREDIT         (000s        MARKET        AT
STATE, ISSUER, DESCRIPTION                                RATE         DATE       RATING*       OMITTED)      VALUE       MARKET +
--------------------------                                ----         ----       -------       --------      -----       --------


California (continued)
 Metropolitan Water District,
  Wtr Rev Iss of 1991...................................   6.625     07-01-12       AA             750         820,448      6.06%
  Wtr Rev Iss of 1992...................................   5.000     07-01-20       AA           7,500       7,407,450      5.06
 Millbrae, City of,
  Residential Facil Rev Ser 1997A
   Magnolia of Millbrae Proj............................   7.375     09-01-27       BB           1,000       1,075,190      6.86
 Modesto Irrigation District,
  Cert of Part Ref & Cap Imps Proj Ser 1999B............   5.300     07-01-22       A+           1,000       1,000,500      5.30
 Mountain View Capital Improvements Financing Auth,
  1992 Rev City Hall/Community Theatre Complex and
   Shoreline Regional Park Comm Tax Alloc Refin.........   6.500     08-01-16       AAA            600         649,668      6.00
 Northern California Transmission Agency,
  Rev 1990 Ser A Calif-Oregon Transm Proj...............   7.000     05-01-13       AAA            100         125,147      5.59
  Rev 1992 Ser A Calif-Oregon Transm Proj...............   6.500     05-01-16       AAA          1,000       1,095,000      5.94
 Oakland, Port of,
  Spec Facil Rev 1992 Ser A Mitsui O.S.K. Lines Ltd Proj   6.800     01-01-19       A-             500         529,495      6.42
 Oceanside, City of,
  Ref Cert of Part Ser A ...............................   6.375     04-01-12       A            3,000       3,290,160      5.81
 Orange County Development Agency,
  Tax Alloc Santa Ana Heights Proj......................   6.125     09-01-23       BBB          5,000       5,266,850      5.81
 Orange Cove Irrigation District,
  Cert of Part Rehab Proj...............................   7.250     02-01-12       BBB          2,000       2,181,580      6.65
  Cert of Part Rehab Proj...............................   7.000     02-01-15       AA           2,500       2,715,875      6.44
 Orange, County of,
  Cert of Part Recovery Ref Ser A.......................   5.800     07-01-16       AAA          2,000       2,169,120      5.35
  Cert of Part Civic Ctr Exp Proj.......................   6.700     08-01-18       AAA          1,000       1,098,960      6.10
  Ser A of 1990 Spec Tax of Community Facil Dist 87-3
   Mission Viejo........................................   7.800     08-15-15       AA             350         379,701      7.19
  Ser A of 1992 Spec Tax of Community Facil Dist 88-1
   Aliso Viejo..........................................   7.350     08-15-18       AAA          1,000       1,144,240      6.42
 Pasadena, City of,
  Cert of Part Ref Old Pasadena Pkg Facil Proj..........   6.250     01-01-18       A+           1,205       1,388,509      5.42
 Pittsburg Redevelopment Agency,
  Spec Tax of Community Facil Dist 90-1 California Ave..   7.400     08-15-20       BBB          3,040       3,383,885      6.65
 Poway, City of,
  Community Facil Dist No 88-1
   Spec Tax Ref Pkwy Business Ctr.......................   6.750     08-15-15       BB           1,000       1,090,440      6.19
 Rancho Mirage Joint Powers Financing Auth,
  Cert of Part Eisenhower Memorial Hosp.................   7.000     03-01-22       A2           4,500       5,025,510      6.27
  Civic Center Rev Ref Ser 1991A Preref.................   7.500     04-01-17       BBB            195         214,802      6.81
  Civic Center Rev Ref Ser 1991A Unref Bal..............   7.500     04-01-17       BBB             55          59,162      6.97
 Redondo Beach Public Financing Auth,
  Rev South Bay Center Redevel Proj.....................   7.000     07-01-16       BBB+           950       1,053,940      6.31
 Richmond Joint Powers Financing Auth,
  Rev Ser A.............................................   7.700     10-01-10       BBB-         1,645       1,789,892      7.08
 Richmond, County of,
  Imp Bd Act of 1915 Ref Reassessment District No 855...   6.600%    09-02-19       BBB-         3,000       3,103,860      6.38


                        SEE NOTES TO FINANCIAL STATEMENTS

                                       16


==============================FINANCIAL STATEMENTS==============================

              John Hancock Funds - California Tax-Free Income Fund



                                                                                               PAR VALUE                   YIELD
                                                        INTEREST     MATURITY     CREDIT         (000s        MARKET        AT
STATE, ISSUER, DESCRIPTION                                RATE         DATE       RATING*       OMITTED)      VALUE       MARKET +
--------------------------                                ----         ----       -------       --------      -----       --------


California (continued)
 Riverside County Asset Leasing Corp,
  Leasehold Rev 1993 Ser A Riverside County Hosp Proj...   6.500     06-01-12       A             1,000     1,179,340      5.51%
 Sacramento Power Auth,
  Cogeneration Proj Rev Light & Pwr Imp ................   6.000     07-01-22       BBB-         12,000    12,794,160      5.63
 Sacramento Unified School District,
  Spec Tax of Community Facil Dist 1 Ser B..............   7.300     09-01-13       BAA             760       870,747      6.37
 Saddleback Valley Unified School District,
  Spec Tax of Community Facil Dist 89-3 Ser A...........   7.750     09-01-16       AA            3,200     3,341,408      7.42
 San Bernardino, County of,
  Cert of Part Ref Medical Ctr Fin Proj.................   5.500     08-01-17       A-            3,750     3,932,288      5.25
  Cert of Part Ref Medical Ctr Fin Proj.................   5.500     08-01-17       AAA           5,000     5,380,150      5.11
  Cert of Part Ref Medical Ctr Fin Proj Ser A...........   5.500     08-01-15       AAA           5,875     6,521,426      4.95
  Cert of Part Ser B Cap Facil Proj.....................   6.875     08-01-24       AAA             350       441,242      5.45
 San Diego County Regional Transportation Commission,
  Sales Tax Rev 1991 Ser A..............................   7.000     04-01-06       AA-              90       103,010      6.12
 San Diego County Water Auth,
  Water Rev Cert of Part Reg RITES .....................   8.191#    04-23-08       AAA           1,000     1,228,750      6.67
  Water Rev Cert of Part Reg RITES .....................   8.191#    04-22-09       AAA             400       494,500      6.63
 San Diego, County of,
  Cert of Part Inmate Reception Ctr & Cooling Plant Fin.   6.750     08-01-19       AAA           3,000     3,505,200      5.78
 San Francisco Bay Area Rapid Transit District,
  Sales Tax Rev Ref.....................................   5.000     07-01-28       AAA           3,000     2,976,960      5.04
 San Francisco State Building Auth,
  Lease Rev Ref 1993 Ser A Dept of Gen Serv.............   5.000     10-01-13       A             2,145     2,226,124      4.82
 San Francisco, City of,
  Resid Facil Ser A Coventry Park Proj..................   8.500     12-01-26       BB            2,000     2,295,640      7.41
 San Joaquin Hills Transportation Corridor Agency,
  Toll Rd Rev Jr Lien Cap Apprec........................    Zero     01-01-03       AAA           5,000     4,334,050      3.75
  Toll Rd Rev Ref Conv Cap Apprec Ser A ................    Zero     01-15-21       BBB-          5,000     3,567,100      6.02
  Toll Rd Rev Sr Lien Cap Apprec .......................    Zero     01-01-14       AAA           5,000     2,468,800      4.81
  Toll Rd Rev Sr Lien Cap Apprec .......................    Zero     01-01-22       AAA           6,500     2,063,360      5.09
 San Marcos Public Facilities Auth,
  Rev Ref ..............................................   5.800     09-01-27       BB+           1,000     1,000,820      5.80
 San Mateo County Joint Powers Financing Auth,
  Lease Rev Ref Cap Proj Prog ..........................   5.000     07-01-21       AAA           1,815     1,836,907      4.94
 Santa Ana Financing Auth,
  Lease Rev Ser A Police Admin & Holding Facil..........   6.250     07-01-19       AAA           1,790     2,103,966      5.32
  Lease Rev Ser A Police Admin & Holding Facil..........   6.250     07-01-24       AAA          10,000    11,881,300      5.26
  Rev Ref Ser B South Harbor Blvd.......................   5.125     09-01-19       AAA           2,500     2,476,750      5.17
  Rev Ref Ser D Mainplace Proj..........................   5.600     09-01-19       BBB-          1,000       997,570      5.61
 Santa Barbara, County of,
  1990 Cert of Part.....................................   7.500     02-01-11       AAA             250       262,710      7.14
  1991 Cert of Part.....................................   6.400     02-01-11       A+              250       269,100      5.95
Santa Clara County Finance Auth,
Lease Rev Ser 2000B Mult Facil Projs....................   5.500%    05-15-17       AAA          $6,000    $5,987,940      5.51


                       SEE NOTES TO FINANCIAL STATEMENTS

                                       17


==============================FINANCIAL STATEMENTS==============================

              John Hancock Funds - California Tax-Free Income Fund



                                                                                               PAR VALUE                   YIELD
                                                        INTEREST     MATURITY     CREDIT         (000s        MARKET        AT
STATE, ISSUER, DESCRIPTION                                RATE         DATE       RATING*       OMITTED)      VALUE       MARKET +
--------------------------                                ----         ----       -------       --------      -----       --------


California (continued)
 Santa Clarita Community Facilities,
  Spec Tax of Community Facil Dist 92-1 Ser A...........   7.450     11-15-10       BBB           3,600     3,904,704       6.87%
 Santa Rosa, City of,
  Imp Board Act of 1915 Ref Fountaingrove Parkway Ser A.   5.700     09-02-19       BB+           1,000       996,390       5.72
  Wastewater Rev 1992 Ser A Subregional Wastewater Proj.   6.500     09-01-22       AAA             500       556,885       5.84
 Saugus Unified School District,
  Cert of Part..........................................   7.500     08-01-09       BBB+            700       727,468       7.22
 Southern California Home Financing Auth,
  Single Family Mtg Rev GNMA & FNMA Mtg Backed Ser A....   6.750     09-01-22       AAA             705       741,138       6.42
  Single Family Mtg Rev GNMA & FNMA Mtg Backed Ser B....   7.750     03-01-24       AAA              35        36,570       7.42
 Southern California Public Power Auth,
  Rev Ref Southern Transmission Proj....................    Zero     07-01-13       AAA           4,400     2,243,604       4.75
 Stanislaus Waste to Energy Financing Agency,
  Solid Waste Rev Ref Ogden Martin Sys Inc Proj.........   7.625     01-01-10       BBB+            880       916,397       7.32
 Suisun Redevelopment Agency,
  Tax Alloc Suisun City Redevel Agency..................   7.250     10-01-20       AAA             405       429,543       6.84
 Torrance Redevelopment Agency,
  Tax Alloc Ref Ser 1992 Downtown Redevel Proj..........   7.125     09-01-21       BBB             500       554,145       6.43
 Upland Housing Auth,
  Rev Iss A ............................................   7.500     07-01-03       BBB             190       195,704       7.28
  Rev Iss A ............................................   7.850     07-01-20       BBB           1,280     1,316,506       7.63
 Vallejo Sanitation and Flood Control District,
  Cert of Part .........................................   5.000     07-01-19       AAA           2,500     2,528,575       4.94
 Victor Valley Unified School District,
  Cert of Part .........................................   7.875     11-01-12       AA            1,255     1,374,250       7.19
 West Covina Redevelopment Agency,
  Ref Community Facil Dist Spec Tax Fashion Plaza Proj..   6.000     09-01-22       A             3,000     3,345,330       5.38
                                                                                                          -----------
                                                                                                          390,671,751
                                                                                                          -----------
Puerto Rico (5.53%)
 Puerto Rico Aqueduct and Sewer Auth,
  Ref Pars & Inflos Ser 1995 Gtd by the
   Commonwealth of Puerto Rico .........................   8.220#    07-01-11       AAA           7,500     9,787,500       6.30
 Puerto Rico Highway and Transportation Auth,
  Highway Rev Ref 1996 Ser Z............................   6.250     07-01-14       AAA           3,250     3,819,660       5.32
 Puerto Rico Ports Auth,
  Spec Facil Rev 1996 Ser A American Airlines Inc Proj..   6.250     06-01-26       BBB-          2,000     2,158,100       5.79
 Puerto Rico, Commonwealth of,
  GO Pub Imp Ser 1996...................................   6.500     07-01-15       A             6,000     7,138,320       5.46
                                                                                                           ----------
                                                                                                           22,903,580
                                                                                                           ----------
                                                           TOTAL TAX-EXEMPT LONG-TERM BONDS
                                                                        (Cost $373,151,800)     (99.99%)  413,575,331
                                                                                                -------   -----------


                        SEE NOTES TO FINANCIAL STATEMENTS

                                       18


==============================FINANCIAL STATEMENTS==============================

              John Hancock Funds - California Tax-Free Income Fund




                                                                                                 PAR VALUE
                                                                           INTEREST                (000s               MARKET
ISSUER, DESCRIPTION                                                          RATE                 OMITTED              VALUE
-------------------                                                          ----                 -------              -----

SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (0.80%)
 Investment in a joint repurchase agreement transaction with
  ABN AMRO, Inc. - Dated 02-26-99, due 03-01-99
  (Secured by U.S. Treasury Bonds, 8.750% and 11.875%,
  due 11-15-03 and 5-15-20, and U.S. Treasury Notes, 5.500%
  thru 7.875%, due 05-31-02 thru 08-15-07) - Note A.............            4.750%                 $3,291             $3,291,000
                                                                                                ----------          ------------
                                                                 TOTAL SHORT-TERM INVESTMENTS      (0.80%)             3,291,000
                                                                                                ----------          ------------
                                                                            TOTAL INVESTMENTS    (100.79%)           416,866,331
                                                                                                ----------          ------------
                                                            OTHER ASSETS AND LIABILITIES, NET      (0.79%)            (3,264,258)
                                                                                                ----------          ------------
                                                                             TOTAL NET ASSETS    (100.00%)          $413,602,073
                                                                                                ==========          =============

* Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investors Service, Fitch or John Hancock Advisers, Inc. where Standard & Poor's ratings are not available.

+ The yield is not calculated in accordance with guidelines established by the U.S. Securities and Exchange Commission and is unaudited. Zero coupon yields are at yield to maturity.

# Represents the rate in effect on February 28, 1999.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


                       SEE NOTES TO FINANCIAL STATEMENTS

==============================FINANCIAL STATEMENTS==============================

              John Hancock Funds - California Tax-Free Income Fund



Portfolio Concentration (Unaudited)
--------------------------------------------------------------------------------

The California Tax-Free Income Fund invests primarily in securities issued by the state of California and its various political subdivisions. The performance of the Fund is closely tied to economic conditions within California and the financial condition of the state and its agencies and municipalities. The concentration of investments by states and credit ratings for individual securities held by the Fund are shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various sector categories.

The table below shows the percentages of the Fund's investments at February 28, 1999 assigned to the various sector categories.


                                                                  MARKET VALUE
                                                                AS A PERCENTAGE
                                                                 OF THE FUND'S
SECTOR DISTRIBUTION                                               NET ASSETS
-------------------                                             ----------------
General Obligation........................................           2.73%
Revenue Bonds - Authority.................................           3.60
Revenue Bonds - Correctional Facility.....................           5.15
Revenue Bonds - Education.................................          10.96
Revenue Bonds - Electric Power............................           4.80
Revenue Bonds - Excise Tax................................           0.72
Revenue Bonds - Facility..................................           2.22
Revenue Bonds - Harbor/Channel............................           0.73
Revenue Bonds - Health....................................          19.19
Revenue Bonds - Housing...................................           3.93
Revenue Bonds - Improvement...............................           1.01
Revenue Bonds - Industrial Development....................           0.86
Revenue Bonds - Lease.....................................           2.00
Revenue Bonds - Multi-Family..............................           0.47
Revenue Bonds - Other.....................................          18.00
Revenue Bonds - Parking Garage/Authority..................           0.34
Revenue Bonds - Pollution Control Facilities..............           1.52
Revenue Bonds - Tax.......................................           1.56
Revenue Bonds - Transportation............................           9.26
Revenue Bonds - Various Purpose...........................           0.31
Revenue Bonds - Water & Sewer.............................          10.63
                                                               ----------
                         TOTAL TAX-EXEMPT LONG-TERM BONDS           99.99%
                                                               ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

==========================NOTES TO FINANCIAL STATEMENTS=========================

              John Hancock Funds - California Tax-Free Income Fund

(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES

John Hancock California Tax-Free Income Fund (the "Fund") is a
diversified open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide as high a level of current income exempt from both federal income taxes and California personal income taxes as is consistent with preservation of capital.

         The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The Fund issued Class C shares for the first time on April 1, 1999. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan, have exclusive voting rights to that distribution plan.

     Significant  accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $8,548,263 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. If such carryforwards are used by the Fund, no capital gains distribution will be made. The carryforwards expire as follows:
August 31, 2001 - $35,453, August 31, 2002 - $277,226, August 31, 2003 -
$5,169,717, August 31, 2004 - $2,378,578, August 31, 2005 - $7,774 and August
31, 2006 - $679,515.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities is recorded on the accrual basis.

         The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

PREMIUM AND DISCOUNT For tax-exempt issues, the Fund amortizes the amount paid in excess of par value on securities purchased from either the date of purchase or date of issue to date of sale, maturity or to next call date, if applicable. The Fund accretes original issue discount from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code. The Fund records market discount on bonds purchased after April 30, 1993 at time of disposition.

==========================NOTES TO FINANCIAL STATEMENTS=========================

              John Hancock Funds - California Tax-Free Income Fund

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Effective March 12, 1999, the Fund entered into a syndicated line of credit agreement with various banks, and the agreements previously in effect were terminated. This agreement enables the Fund to participate with other funds managed by the Adviser in unsecured lines of credit with banks which permit borrowings up to $500 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity for the period ended February 28, 1999.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price on the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," will be recorded by the Fund as unrealized gains or losses.

         When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

         For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

                  At February 28, 1999, open positions in financial futures contracts were as follows:



                                                                     UNREALIZED
EXPIRATION        OPEN CONTRACTS           POSITION                 DEPRECIATION
----------        --------------           --------                 ------------

JUN 99          85 U.S. Treasury Notes       LONG                     $173,251
                                                                      ========

         At February 28, 1999, the Fund has deposited $500,000 par value of City of Davis Redevelopment Agency, 7.00%, 09-01-24, in a segregated account to cover margin requirements on open financial futures contracts.

OPTIONS The Fund may purchase options contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

         The Fund may use options contracts to manage its exposure to changing security prices. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

==========================NOTES TO FINANCIAL STATEMENTS=========================

              John Hancock Funds - California Tax-Free Income Fund


         The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

         Risks may also arise if counterparties do not perform under the contract's terms ("credit risk"), or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

         At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's Statement of Assets and Liabilities.

         There were no written option transactions for the period ended February 28, 1999.


NOTE B
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent on an annual basis to 0.55% of the Fund's average daily net asset value.

         The Adviser has voluntarily agreed to limit the Fund's operating expenses to 0.75% and 1.50% of the average net assets attributable to Class A and Class B, respectively. Accordingly, the reduction in the Adviser's fee amounted to $113,548 for the period ended February 28, 1999. This limitation may not be discontinued until at least January 1, 2000.

         The Fund has an agreement with its custodian bank under which $32,300 of custodian fees have been reduced by balance credits applied during the period ended February 28, 1999. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

         The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended February 28, 1999, net sales charges received with regard to sales of Class A shares amounted to $350,453. Out of this amount, $26,201 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $291,113 was paid as sales commissions to unrelated broker-dealers and $33,139 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer, formerly known as John Hancock Distributors, Inc. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Signator Investors.

         Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended February 28, 1999, contingent deferred sales charges paid to JH Funds amounted to $86,706.

         In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds at an annual rate not to exceed 0.15% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution and service costs. JH Funds has temporarily agreed to limit the distribution and service fees pursuant to the Class B plans to 0.90% of the average daily net assets. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

==========================NOTES TO FINANCIAL STATEMENTS=========================

              John Hancock Funds - California Tax-Free Income Fund


         The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

         The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

         Mr. Edward J. Boudreau, Jr., Mr. Stephen L. Brown, Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At February 28, 1999 the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $3,578.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended February 28, 1999, aggregated $41,324,694 and $38,873,119, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended February 28, 1999.

         The cost of investments owned at February 28, 1999 (including the joint repurchase agreement) for federal income tax purposes was $376,442,800. Gross unrealized appreciation and depreciation of investments aggregated $40,660,654 and $237,123, respectively, resulting in net unrealized appreciation of $40,423,531.








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              John Hancock Funds - California Tax-Free Income Fund



















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              John Hancock Funds - California Tax-Free Income Fund


















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              John Hancock Funds - California Tax-Free Income Fund


















                                       27
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================================================================================

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--------------------------------------------------------------------------------

This report is for the information of shareholders of the John Hancock California Tax-Free Income Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[LOGO] Printed on Recycled Paper                                      530SA 2/99
                                                                            4/99